DEBT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Long-term Debt	$ 42,015	$ 46,350
Less: short-term portion	(4,685)	(4,335)
Long-term debt, excluding current maturities	$ 37,330	$ 42,015